UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 36.8%
Communications Equipment - 6.5%
Cisco Systems, Inc. (a)	961,200	$21,963,420
Juniper Networks, Inc. (a)	260,200	6,637,702
QUALCOMM, Inc.	250,400	10,369,064
Research In Motion Ltd. (a)	39,000	2,290,470

		41,260,656

Computers & Peripherals - 11.9%
Apple, Inc. (a)	165,000	31,102,500
Dell, Inc. (a)	552,000	7,998,480
EMC Corp. (a)	493,800	8,132,886
Hewlett-Packard Co.	417,300	19,805,058
NetApp, Inc. (a)	312,600	8,455,830

		75,494,754

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	102,200	4,100,264

Internet Software & Services - 4.1%
Google, Inc.-Class A (a)	39,400	21,123,128
Yahoo!, Inc. (a)	313,400	4,983,060

		26,106,188

IT Services - 1.7%
Visa, Inc.-Class A	87,100	6,598,696
The Western Union Co.-Class W	239,600	4,353,532

		10,952,228

Semiconductors & Semiconductor Equipment - 3.9%
Broadcom Corp.-Class A (a)	208,000	5,534,880
Intel Corp.	722,600	13,808,886
KLA-Tencor Corp.	172,300	5,601,473

		24,945,239

Software - 8.0%
Activision Blizzard, Inc. (a)	168,700	1,827,021
Adobe Systems, Inc. (a)	252,800	8,327,232
Microsoft Corp.	673,800	18,684,474
Oracle Corp.	630,800	13,309,880
Salesforce.com, Inc. (a)	44,100	2,502,675
VMware, Inc.-Class A (a)	156,800	6,025,824

		50,677,106

		233,536,435

Health Care - 15.9%
Biotechnology - 4.9%
Amgen, Inc. (a)	194,300	10,439,739
Celgene Corp. (a)	150,140	7,664,647
Gilead Sciences, Inc. (a)	214,530	9,128,251
Vertex Pharmaceuticals, Inc. (a)	120,200	4,033,912

		31,266,549

Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	21,700	3,098,543
Baxter International, Inc.	188,300	10,179,498
Covidien PLC	111,600	4,700,592

		17,978,633

Health Care Providers & Services - 2.0%
Medco Health Solutions, Inc. (a)	201,080	11,284,610
WellPoint, Inc. (a)	30,000	1,402,800

		12,687,410

Pharmaceuticals - 6.1%
Abbott Laboratories	205,400	10,387,078
Bristol-Myers Squibb Co.	383,300	8,355,940
Merck & Co., Inc.	177,600	5,493,168
Schering-Plough Corp.	284,300	8,017,260
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	129,050	6,514,444

		38,767,890

		100,700,482

Consumer Staples - 13.4%
Beverages - 2.4%
Pepsico, Inc.	254,900	15,434,195

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	131,500	7,475,775
CVS Caremark Corp.	213,100	7,522,430
Wal-Mart Stores, Inc.	331,000	16,444,080

		31,442,285

Food Products - 0.9%
Bunge Ltd.	55,200	3,149,712
General Mills, Inc.	35,540	2,342,797

		5,492,509

Household Products - 2.6%
Kimberly-Clark Corp.	32,200	1,969,352
Procter & Gamble Co.	247,600	14,360,800

		16,330,152

Personal Products - 0.6%
Avon Products, Inc.	119,100	3,817,155

Tobacco - 1.9%
Philip Morris International, Inc.	261,300	12,375,168

		84,891,464

Industrials - 10.7%
Aerospace & Defense - 2.0%
Boeing Co.	68,000	3,250,400
United Technologies Corp.	156,000	9,586,200

		12,836,600

Air Freight & Logistics - 1.6%
FedEx Corp.	42,300	3,074,787
United Parcel Service, Inc.-Class B	129,500	6,951,560

		10,026,347

Airlines - 0.4%
Continental Airlines, Inc.-Class B (a)	216,500	2,489,750

Construction & Engineering - 0.9%
Fluor Corp.	127,680	5,671,546

Electrical Equipment - 1.1%
Cooper Industries Ltd.-Class A	176,200	6,817,178

Machinery - 3.5%
Danaher Corp.	93,770	6,397,927
Deere & Co.	73,400	3,343,370
Illinois Tool Works, Inc.	98,900	4,541,488
Ingersoll-Rand PLC	122,900	3,882,411
PACCAR, Inc.	104,700	3,916,827

		22,082,023

Road & Rail - 1.2%
Union Pacific Corp.	143,300	7,901,562

		67,825,006

Consumer Discretionary - 8.9%
Auto Components - 0.5%
Johnson Controls, Inc.	129,500	3,097,640

Diversified Consumer Services - 0.2%
Apollo Group, Inc.-Class A (a)	23,300	1,330,430

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp. (a)	277,100	5,259,358
Yum! Brands, Inc.	92,100	3,034,695

		8,294,053

Internet & Catalog Retail - 0.9%
Amazon.Com, Inc. (a)	50,500	5,999,905

Media - 3.2%
Time Warner Cable, Inc.-Class A	143,013	5,640,433
Time Warner, Inc.	115,900	3,490,908
Viacom, Inc.-Class B (a)	268,400	7,405,156
The Walt Disney Co.	138,900	3,801,693

		20,338,190

Multiline Retail - 2.2%
Kohl's Corp. (a)	78,900	4,514,658
Target Corp.	195,100	9,448,693

		13,963,351

Specialty Retail - 0.6%
Lowe's Cos, Inc.	189,000	3,698,730

		56,722,299

Energy - 7.5%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	61,160	2,261,085
National Oilwell Varco, Inc. (a)	70,560	2,892,255
Schlumberger Ltd.	185,860	11,560,492

		16,713,832

Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	110,700	7,933,869
Occidental Petroleum Corp.	129,100	9,796,108
Petroleo Brasileiro SA (Sponsored ADR)	119,480	5,522,365
Suncor Energy, Inc. (New York)	233,600	7,713,472

		30,965,814

		47,679,646

Financials - 4.8%
Capital Markets - 1.6%
The Blackstone Group LP	216,400	2,904,088
Franklin Resources, Inc.	39,700	4,153,811
The Goldman Sachs Group, Inc.	19,800	3,369,366

		10,427,265

Diversified Financial Services - 1.9%
Bank of America Corp.	209,500	3,054,510
CME Group, Inc.-Class A	7,981	2,415,130
IntercontinentalExchange, Inc. (a)	26,700	2,675,073
JP Morgan Chase & Co.	96,840	4,045,007

		12,189,720

Insurance - 1.3%
Aflac, Inc.	80,100	3,323,349
Axis Capital Holdings Ltd.	50,300	1,453,167
Principal Financial Group, Inc.	128,900	3,227,656

		8,004,172

		30,621,157

Materials - 1.1%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	45,000	3,470,850

Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. (a)	52,600	3,858,736

		7,329,586

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Clearwire Corp.-Class A (a)	374,800	2,346,248

Total Common Stocks (cost $552,242,345)		631,652,323

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. -Government STIF Portfolio 0.11% (b) (cost $6,375,860)	6,375,860	6,375,860

Total Investments - 100.5% (cost $558,618,205) (c)		638,028,183
Other assets less liabilities - (0.5)%		(3,075,721)

Net Assets - 100.0%		$634,952,462

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,094,156 and gross unrealized depreciation of investments was $(14,684,178), resulting in net unrealized appreciation of $79,409,978.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$631,652,323	$—	$—	$631,652,323
Short-Term Investments	6,375,860	—	—	6,375,860

Total Investments in Securities	638,028,183	—	—	638,028,183
Other Financial Instruments*	—	—	—	—

Total	$638,028,183	$—	$—	$638,028,183

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2009